Shareholder Report, Line Graph (Details) 195297_Motley Fool Mid Cap Growth ETF_TF_TSR Annual {TF} - USD ($)														12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2026
Motley Fool Mid Cap Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1]													Motley Fool Mid Cap Growth ETF (at NAV)**
Accumulated Value		$ 24,424	$ 23,213	$ 19,516	$ 17,975	$ 24,510	$ 19,706	$ 15,304	$ 16,275	$ 12,412	$ 10,763	$ 10,494	$ 10,267	$ 21,919
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell 3000 Total Return Index
Accumulated Value		38,365	33,119	26,255	22,878	26,382	19,830	16,329	16,118	13,404	11,549	10,363	10,327	$ 46,077
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														Russell Midcap Growth Total Return Index
Accumulated Value		$ 35,892	$ 28,390	$ 23,844	$ 21,100	$ 28,783	$ 21,294	$ 17,234	$ 16,264	$ 13,005	$ 11,356	$ 10,613	$ 10,358	$ 35,474

[1]
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.